DEBT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal amount		$ 2,475,400
SAFE investments			$ 175,000	$ 175,000
Conversion Shares		329,183	329,183
Debt Discount		$ 1,842,378
Principal		2,681,200
Discount		$ 823,059
Holder A [Member]
SAFE investments			$ 50,000
Conversion Shares			119,703
Date			5/20/2016
Valuation Cap			$ 3,000,000
Conversion Rate			$ 0.4177
Holder A One [Member]
SAFE investments			$ 50,000
Conversion Shares			119,703
Date			1/15/2015
Valuation Cap			$ 3,000,000
Conversion Rate			$ 0.4177
Holder B [Member]
SAFE investments			$ 75,000
Conversion Shares			89,777
Date			3/16/2018
Valuation Cap			$ 6,000,000
Conversion Rate			$ 0.8354
Convertible Notes Payable One [Member]
Principal amount	$ 74,975
Debt Discount	74,975
Principal	74,975
Discount	$ 53,650
Origination date	Jan. 25, 2023
Maturity date	Jul. 25, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Two [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 72,220
Origination date	Jan. 30, 2023
Maturity date	Jul. 30, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Three [Member]
Principal amount	$ 1,000,000
Debt Discount	1,000,000
Principal	1,000,000
Discount	$ 749,998
Origination date	Feb. 17, 2023
Maturity date	Aug. 17, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Four [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 79,332
Origination date	Mar. 07, 2023
Maturity date	Sep. 07, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Five [Member]
Principal amount	$ 250,000
Debt Discount	250,000
Principal	250,000
Discount	$ 201,333
Origination date	Mar. 14, 2023
Maturity date	Sep. 10, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Six [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 82,832
Origination date	Mar. 27, 2023
Maturity date	Sep. 27, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Seven [Member]
Principal amount	$ 79,975
Debt Discount	79,975
Principal	79,975
Discount	$ 66,645
Origination date	Mar. 30, 2023
Maturity date	Sep. 30, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 71,220
Origination date	Jan. 24, 2023
Maturity date	Jul. 24, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Total [Member]
Principal	$ 2,614,950
Discount	2,059,230
Convertible Notes Payable Eight [Member]
Principal amount	50,000
Debt Discount	50,000
Principal	50,000
Discount	$ 41,666
Origination date	Apr. 06, 2023
Maturity date	Oct. 06, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Nine [Member]
Principal amount	$ 400,000
Debt Discount	400,000
Principal	400,000
Discount	$ 333,334
Origination date	Apr. 07, 2023
Maturity date	Oct. 07, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Ten [Member]
Principal amount	$ 200,000
Debt Discount	200,000
Principal	200,000
Discount	$ 177,778
Origination date	May 05, 2023
Maturity date	Nov. 05, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Eleven [Member]
Principal amount	$ 50,000
Debt Discount	50,000
Principal	50,000
Discount	$ 45,722
Origination date	May 09, 2023
Maturity date	Nov. 09, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Twelve [Member]
Principal amount	$ 50,000
Debt Discount	50,000
Principal	50,000
Discount	$ 45,722
Origination date	May 12, 2023
Maturity date	Nov. 12, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Fourteen [Member]
Principal amount	$ 50,000
Debt Discount	28,334
Principal	50,000
Discount	$ 28,334
Origination date	Jun. 30, 2023
Maturity date	Dec. 30, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%
Convertible Notes Payable Thirteen [Member]
Principal amount	$ 10,000
Debt Discount	10,000
Principal	10,000
Discount	$ 9,444
Origination date	Jun. 06, 2023
Maturity date	Dec. 06, 2024
Conversion Rate	$ 3.20
Interest Rate	14.00%